Long-Term Incentive Programs and Management remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Incentive Programs and Management remuneration
Schedule of restricted stock units (“RSUs”)
Date		Quantity
Grant	Vesting	Shares granted	Weighted average grant date fair value (Per share)
08.09.2021	12.22.2022	45,522	59.11
08.23.2021	12.22.2022	11,436	84.50
08.24.2021	12.22.2022	3,833	86.68
05.05.2022	05.09.2024	240,000	75.72
03.13.2023	12.31.2025	2,300,000	8.34
		2,600,791

Schedule of roll forward of the outstanding RSU shares

The roll forward of the outstanding shares for the year ended December 31, 2023, is presented as follows:

Consolidated
Outstanding RSU as of December 31, 2021	60,791
Shares granted	240,000
Shares delivered	(5,457)
Outstanding RSU on December 31, 2022	295,334
Shares granted	2,300,000
Shares delivered	(144,485)
Outstanding RSU on December 31, 2023	2,450,849

Schedule of key management personnel compensation

Key management personnel compensation comprised the following:

	For the Year ended December 31
	2023	2022
Short-term employee benefits	13,363	19,739
Other long-term benefits	1,120	530
Termination benefits	873	1,159
Share-based payments	1,466	2,218
Total	16,822	23,646